Subsidiaries of the Company (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2017
Proveedora La Perla, S.A [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Percentage of voting equity interests acquired				100.00%
Bachoco SA de CV [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Proportion of ownership interest in subsidiary	51.00%
BERMUDA | Wii kit RE LTD [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Percentage of voting equity interests acquired			100.00%